Stock-based Compensation - Options by Exercise Price (Details)	12 Months Ended
Jan. 31, 2022 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding (in shares)	41,907,551
Options exercisable (in shares)	25,718,277
0.07
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.070
Options outstanding (in shares)	440,278
Options outstanding, weighted average remaining contractual term	1 year 7 months 9 days
Options exercisable (in shares)	440,278
Options exercisable, weighted average remaining contractual term	1 year 7 months 9 days
0.559
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.559
Options outstanding (in shares)	2,638,214
Options outstanding, weighted average remaining contractual term	1 year 11 months 12 days
Options exercisable (in shares)	2,638,214
Options exercisable, weighted average remaining contractual term	1 year 11 months 12 days
1.807
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.807
Options outstanding (in shares)	1,942,032
Options outstanding, weighted average remaining contractual term	2 years 6 months 21 days
Options exercisable (in shares)	1,942,032
Options exercisable, weighted average remaining contractual term	2 years 6 months 21 days
2.026
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 2.026
Options outstanding (in shares)	1,883,699
Options outstanding, weighted average remaining contractual term	3 years 7 months 13 days
Options exercisable (in shares)	1,883,699
Options exercisable, weighted average remaining contractual term	3 years 7 months 13 days
2.325
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 2.325
Options outstanding (in shares)	2,312,701
Options outstanding, weighted average remaining contractual term	3 years 1 month 2 days
Options exercisable (in shares)	2,312,701
Options exercisable, weighted average remaining contractual term	3 years 1 month 2 days
3.417
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 3.417
Options outstanding (in shares)	290,425
Options outstanding, weighted average remaining contractual term	4 years 5 months 19 days
Options exercisable (in shares)	290,425
Options exercisable, weighted average remaining contractual term	4 years 5 months 19 days
3.689
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 3.689
Options outstanding (in shares)	2,948,823
Options outstanding, weighted average remaining contractual term	4 years 8 months 19 days
Options exercisable (in shares)	2,948,823
Options exercisable, weighted average remaining contractual term	4 years 8 months 19 days
3.817
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 3.817
Options outstanding (in shares)	1,709,190
Options outstanding, weighted average remaining contractual term	6 years 3 months 21 days
Options exercisable (in shares)	1,522,935
Options exercisable, weighted average remaining contractual term	6 years 3 months 7 days
3.921
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 3.921
Options outstanding (in shares)	7,089,893
Options outstanding, weighted average remaining contractual term	7 years 14 days
Options exercisable (in shares)	4,590,629
Options exercisable, weighted average remaining contractual term	6 years 9 months 14 days
4.041
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 4.041
Options outstanding (in shares)	10,538,829
Options outstanding, weighted average remaining contractual term	8 years 2 months 1 day
Options exercisable (in shares)	6,553,005
Options exercisable, weighted average remaining contractual term	7 years 11 months 19 days
5.249
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 5.249
Options outstanding (in shares)	1,663,103
Options outstanding, weighted average remaining contractual term	9 years 14 days
Options exercisable (in shares)	226,986
Options exercisable, weighted average remaining contractual term	8 years 9 months 3 days
9.753
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 9.753
Options outstanding (in shares)	8,450,364
Options outstanding, weighted average remaining contractual term	9 years 4 months 28 days
Options exercisable (in shares)	368,550
Options exercisable, weighted average remaining contractual term	9 years 4 months 28 days